Note 22 - Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Restricted equity securities		$ 5,089	$ 5,089
Reported Value Measurement [Member]
Cash and cash equivalents		453,418	338,856
Loans, net		2,444,282	2,282,766
Restricted equity securities		5,089	5,089
Deposits		3,555,071	2,960,595
Federal Home Loan Bank borrowings			3,638
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	[1]	453,418	338,856
Loans, net	[1]	2,439,539	2,302,530
Deposits	[1]	3,227,520	2,796,339
Federal Home Loan Bank borrowings	[1]		3,755
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents		453,418	338,856
Loans, net		0	0
Deposits		0	0
Federal Home Loan Bank borrowings			0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents		0	0
Loans, net		0	0
Deposits		0	0
Federal Home Loan Bank borrowings			0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents		0	0
Loans, net		2,439,539	2,302,530
Deposits		$ 3,227,520	2,796,339
Federal Home Loan Bank borrowings			$ 3,755

[1]	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.